UPDATE

(GRAPHIC: Company Logo)


                    REGENT EASTERN EUROPEAN FUND
                         Inception 3/31/97


                                                                    July 3, 1997

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Year-To-Date Fund Performance                          17.2%
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--------------------------------------------------------------------------------
COUNTRIES
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                    RUSSIA              65.59%
                    HUNGARY             19.64%
                    POLAND              9.58%
                    UKRAINE             2.94%
                    CZECH REPUBLIC      2.25%



--------------------------------------------------------------------------------
TOP 10 INDUSTRIES
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               1.   ELECTRIC SERVICES             34.7%
               2.   OIL & GAS                     15.4%
               3.   TELECOMMUNICATIONS            13.6%
               4.   INVESTMENT COMPANIES          10.3%
               5.   CHEMICAL                       9.1%
               6.   PHARMACEUTICAL                 5.9%
               7.   AUTO MANUFACTURING             3.4%
               8.   METAL MANUFACTURING            3.0%
               9.   BANKS                          2.6%
               10.  GLASS & GLASSWARE              2.0%



Contact:       Farida Karimi
               Marketing Director, Regent Funds
               Direct:   210-308-1253
               Direct Fax:   210-524-6403


                                                  7900 Callaghan Road
                                                  ..............................
                                                  Mail Address:
                                                  P.O. Box 781234
                                                  San Antonio, Texas
                                                  78278-1234
                                                  ..............................
                                                  TEL 210-308-1234
                                                  ..............................
                                                  Fax 210-308-1223
                                                  ..............................
                                                  email shsvc@usfunds.com

For more information including charges and expenses, call 1-800-US-FUNDS (873-8637). Please read the prospectus carefully before investing. Investment returns and principal value may vary, and you may have a gain or a loss when you sell shares.